Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

March 31, 2020

VF-2035-QTLY-0520
1.903282.110

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	228,839	$7,373,189
VIP Equity-Income Portfolio Initial Class (a)	439,243	7,774,609
VIP Growth & Income Portfolio Initial Class (a)	550,153	8,868,473
VIP Growth Portfolio Initial Class (a)	120,060	7,538,566
VIP Mid Cap Portfolio Initial Class (a)	93,906	2,168,294
VIP Value Portfolio Initial Class (a)	569,353	5,710,612
VIP Value Strategies Portfolio Initial Class (a)	340,076	2,798,823
TOTAL DOMESTIC EQUITY FUNDS
(Cost $49,854,089)		42,232,566

International Equity Funds - 37.9%
VIP Emerging Markets Portfolio Initial Class (a)	1,456,468	13,181,033
VIP Overseas Portfolio Initial Class (a)	1,380,027	25,475,295
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,590,296)		38,656,328

Bond Funds - 16.7%
Fidelity Inflation-Protected Bond Index Fund (a)	199,048	2,042,231
Fidelity Long-Term Treasury Bond Index Fund (a)	138,470	2,373,370
VIP High Income Portfolio Initial Class (a)	454,910	2,115,331
VIP Investment Grade Bond Portfolio Initial Class (a)	800,172	10,522,268
TOTAL BOND FUNDS
(Cost $16,628,600)		17,053,200

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $4,119,145)	4,119,145	4,119,145
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,192,130)		102,061,239
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,272)
NET ASSETS - 100%		$102,045,967

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,300,656	$530,530	$834,773	$2,172	$4,396	$41,422	$2,042,231
Fidelity Long-Term Treasury Bond Index Fund	2,902,617	629,809	1,740,247	17,097	167,663	413,528	2,373,370
VIP Contrafund Portfolio Initial Class	8,955,034	1,622,360	2,017,769	55,109	(69,195)	(1,117,241)	7,373,189
VIP Emerging Markets Portfolio Initial Class	15,062,527	4,818,150	1,793,696	1,388,059	(158,465)	(4,747,483)	13,181,033
VIP Equity-Income Portfolio Initial Class	9,457,342	2,388,762	1,448,615	445,739	(102,875)	(2,520,005)	7,774,609
VIP Government Money Market Portfolio Initial Class 0.26%	1,152,428	3,733,525	766,808	5,253	--	--	4,119,145
VIP Growth & Income Portfolio Initial Class	10,782,927	2,926,204	1,574,994	569,829	(167,830)	(3,097,834)	8,868,473
VIP Growth Portfolio Initial Class	9,152,824	2,379,449	1,969,281	825,449	(129,092)	(1,895,334)	7,538,566
VIP High Income Portfolio Initial Class	2,306,243	675,733	512,245	18,224	(26,930)	(327,470)	2,115,331
VIP Investment Grade Bond Portfolio Initial Class	11,022,934	2,705,901	3,192,781	51,012	(40,577)	26,791	10,522,268
VIP Mid Cap Portfolio Initial Class	2,626,253	736,705	358,108	4,421	(39,442)	(797,114)	2,168,294
VIP Overseas Portfolio Initial Class	28,742,351	7,204,137	4,289,385	133,953	(320,897)	(5,860,911)	25,475,295
VIP Value Portfolio Initial Class	6,947,673	2,570,183	938,399	285,256	(123,467)	(2,745,378)	5,710,612
VIP Value Strategies Portfolio Initial Class	3,404,309	1,330,790	449,958	183,196	(73,050)	(1,413,268)	2,798,823
	114,816,118	34,252,238	21,887,059	3,984,769	(1,079,761)	(24,040,297)	102,061,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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